SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net loss per common share (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income		$ 2,516,752	$ 6,639,430
Unrealized gain (loss) on marketable securities held in Trust Account	$ 45,988	1,276	45,988
Net income allocable to Class A common stock subject to possible redemption	$ 4,693,042	$ 1,124,364	4,693,042
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	18,180,430	19,657,411
Numerator: Net loss minus net earnings
Net income	$ 4,693,042	$ 1,124,364	$ 4,693,042
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	18,180,430	19,657,411
Basic and diluted net loss per share, Non-redeemable common stock	$ (0.01)	$ (0.02)
Class A Common Stock Subject to Possible Redemption [Member]
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$ 6,410,370	$ 2,428,414
Unrealized gain (loss) on marketable securities held in Trust Account	44,401	1,231
Less: Company's portion available to be withdrawn to pay taxes	(1,344,722)	(663,124)
Less: Company's portion available to be withdrawn for working capital purposes	(241,375)	(241,225)
Net income allocable to Class A common stock subject to possible redemption	$ 4,868,674	$ 1,525,296
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,631,839	66,592,589
Basic and diluted net income per share, Class A common stock subject to possible redemption	$ 0.07	$ 0.02
Numerator: Net loss minus net earnings
Net income	$ 4,868,674	$ 1,525,296
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	66,631,839	66,592,589
Non-Redeemable Common Stock [Member]
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Net income allocable to Class A common stock subject to possible redemption	$ 4,693,042	$ 1,124,364
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	18,180,430	19,657,411
Numerator: Net loss minus net earnings
Net income	$ 4,693,042	$ 1,124,364
Less: Income attributable to Class A common stock subject to possible redemption	(4,868,674)	(1,525,296)
Non-redeemable net loss	$ (175,632)	$ (400,932)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	18,180,430	19,657,411
Basic and diluted net loss per share, Non-redeemable common stock	$ (0.01)	$ (0.02)
Class B Common Stock [Member]
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Net income allocable to Class A common stock subject to possible redemption	$ 0	$ 0
Numerator: Net loss minus net earnings
Net income	$ 0	$ 0